Related Party Transactions (Details) - Schedule of Key Management Compensation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Key Management Compensation [Abstract]
Salaries and other short-term employee benefits	$ 3,044,064	$ 1,218,826	$ 769,956
Post-employment benefits	$ 3,283	$ 815	$ 14,814
Share option expenses (in Shares)			62,974
Key management compensation, Total	$ 3,047,347	$ 1,219,641	$ 847,744